ACQUISITIONS AND BUSINESS COMBINATIONS - Completed in 2016, Assets acquired and liabilities assumed (Details) - USD ($) $ in Millions							12 Months Ended
	Dec. 15, 2016	Nov. 17, 2016	Jul. 06, 2016	May 10, 2016	Apr. 29, 2016	Mar. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
Disclosure of detailed information about business combination [line items]
Goodwill							$ 1,079	$ 761
Rouse
Disclosure of detailed information about business combination [line items]
Investment properties			$ 3,010
Property, plant and equipment			13
Accounts receivable and other			94
Cash and cash equivalents			32
Goodwill			0
Total assets			3,149
Less:
Non-recourse borrowings			(1,840)
Accounts payable and other			(231)
Deferred income tax liabilities			0
Non-controlling interests			(15)
Net assets acquired			1,063
Consideration			1,063
Transaction costs			0
Deferred income tax liabilities			$ 0
IFC Seoul
Disclosure of detailed information about business combination [line items]
Investment properties		$ 1,906
Property, plant and equipment		307
Accounts receivable and other		35
Cash and cash equivalents		24
Goodwill		221							$ 221
Total assets		2,493
Less:
Non-recourse borrowings		0
Accounts payable and other		(120)
Deferred income tax liabilities		(261)							261
Non-controlling interests		0
Net assets acquired		2,112
Consideration		2,112
Transaction costs		26
Deferred income tax liabilities		$ (261)							$ 261
Simply Storage
Disclosure of detailed information about business combination [line items]
Investment properties						$ 839
Property, plant and equipment						0
Accounts receivable and other						26
Cash and cash equivalents						15
Goodwill						0
Total assets						880
Less:
Non-recourse borrowings						(534)
Accounts payable and other						(11)
Deferred income tax liabilities						0
Non-controlling interests						(15)
Net assets acquired						320
Consideration						320
Transaction costs						9
Deferred income tax liabilities						$ 0
CityPoint
Disclosure of detailed information about business combination [line items]
Investment properties	$ 742
Property, plant and equipment	0
Accounts receivable and other	17
Cash and cash equivalents	1
Goodwill	0
Total assets	760
Less:
Non-recourse borrowings	0
Accounts payable and other	(6)
Deferred income tax liabilities	0
Non-controlling interests	0
Net assets acquired	754
Consideration	754
Transaction costs	2
Deferred income tax liabilities	$ 0
UK Student Housing
Disclosure of detailed information about business combination [line items]
Investment properties					$ 608
Property, plant and equipment					0
Accounts receivable and other					9
Cash and cash equivalents					33
Goodwill					0
Total assets					650
Less:
Non-recourse borrowings					(202)
Accounts payable and other					(49)
Deferred income tax liabilities					0
Non-controlling interests					(2)
Net assets acquired					397
Consideration					397
Transaction costs					4
Deferred income tax liabilities					$ 0
Southeastern Storage Portfolio
Disclosure of detailed information about business combination [line items]
Investment properties				$ 205
Property, plant and equipment				0
Accounts receivable and other				4
Cash and cash equivalents				1
Goodwill				0
Total assets				210
Less:
Non-recourse borrowings				(58)
Accounts payable and other				(1)
Deferred income tax liabilities				0
Non-controlling interests				0
Net assets acquired				151
Consideration				151
Transaction costs				2
Deferred income tax liabilities				$ 0
Other
Disclosure of detailed information about business combination [line items]
Investment properties							1,014	1,372
Property, plant and equipment							0	334
Accounts receivable and other							14	9
Cash and cash equivalents							5	8
Goodwill								0
Total assets							1,033	1,723
Less:
Non-recourse borrowings							0	(76)
Accounts payable and other							(3)	(2)
Deferred income tax liabilities							0	0
Non-controlling interests							0	(2)
Net assets acquired							1,030	1,643
Consideration							1,022	1,618
Transaction costs							22	13
Deferred income tax liabilities							$ 0	0
2016 Acquisitions
Disclosure of detailed information about business combination [line items]
Investment properties								8,682
Property, plant and equipment								654
Accounts receivable and other								194
Cash and cash equivalents								114
Goodwill								221
Total assets								9,865
Less:
Non-recourse borrowings								(2,710)
Accounts payable and other								(420)
Deferred income tax liabilities								(261)
Non-controlling interests								(34)
Net assets acquired								6,440
Consideration								6,415
Transaction costs								56
Deferred income tax liabilities								$ (261)